Series A Notes, Net Of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule Of Series A Notes, Net Of Current Maturities

	December 31,
	2013	2012
Series A Notes	$423,509	$450,040
Less – Current maturities	(62,866)	(58,275)
Carrying amount adjustments on Series A Notes (*)	16,573	16,158
Premium on Series A Notes, net	596	687
	$377,812	$408,610

(*)	As a result of fair value hedge accounting, described below, and in Notes 2(Y) and 2(AA). The carrying value of the Series A Notes is adjusted for changes in the interest rates.

Schedule Of Future Principal Payments For The Series A Notes	Future principal payments for the Series A Notes are as follows:

		December 31, 2013
2014	current maturities	$62,866
2015		62,866
2016		62,866
2017		62,866
2018		62,866
2019	and thereafter	126,348
		$440,678